Business Combination	12 Months Ended
Dec. 31, 2013
Business Combination
Business Combination

9.               Business Combination

In order to further expand its online business, on December 10, 2012, the Group acquired certain assets associated with the website of www.juedui100.com and www.juedui100.com.cn from Beijing Juedui 100 Network Technology Co., Ltd. (the “Juedui 100”) which operates an online platform for providing online dating services. Pursuant to the acquisition agreements, the total purchase consideration was RMB5,500 in cash. In accordance with the relevant accounting guidance, the acquired assets should be considered a business as the assets include both inputs and processes.

The Group accounted for the acquisition as a business combination and the fair value of the assets acquired by the Group was evaluated on the acquisition date. The recognized amounts of the identifiable assets were as follows:

As of December 10, 2012
RMB

Identifiable intangible assets:
Brand name	2,141
Customer relationships	1,637
Source code	933
Identifiable assets acquired	4,711
Goodwill	789
Cash consideration	5,500

The excess of purchase price over identifiable assets acquired was recorded as goodwill, and attributed to the Group’s online services segment. Goodwill primarily represents the expected synergies from combining the online platform operations of the Group with the business acquired, which are expected to be complementary to each other. Goodwill is not deductible for tax purposes.

The acquired identifiable intangible assets were valued by various approaches, including the income approach and the cost approach, as appropriate. The Group engaged independent valuation specialists to assist them in determining the fair value of the identifiable intangible assets.

Acquisition-related costs incurred for the acquisition were not material and have been expensed as incurred in general and administrative expenses.

Prior to the acquisition, Juedui100 did not prepare its financial statements in accordance with U.S. GAAP and there was no standalone financial information available for the acquired business. Accordingly, the Group did not present the pro forma financial information with respect to the results of operations of the acquired business considering the financial impact of the acquired business was not material.